Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature
Employee benefit expenses (Note 7)	¥ 221,971	¥ 234,142	¥ 309,250
Advertising and marketing expenses	164,236	132,202	255,534
Cost of inventories and consumables	204,881	160,152	174,991
Operating lease rental expenses	9,374	12,822	15,836
Amortisation and depreciation	65,897	61,485	99,135
Utilities and office expenses	38,329	39,085	76,579
Travelling and entertainment expenses	8,451	7,009	12,818
Bank charges	4,890	4,035	3,213
Loss on disposal of property, plant and equipment		20,465
Legal and professional fees	11,355	14,743	30,570
Other expenses	2,015	5,218	9,820
Total expenses	¥ 731,399	¥ 691,358	¥ 987,746